Investment Portfolio - September 30, 2025
(unaudited)

HIGH YIELD BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

LOAN ASSIGNMENTS - 1.2%
WestJet Loyalty LP, Initial Term Loan (Canada) (3 mo. U.S. Secured Overnight Financing Rate + 3.250%), 7.252%, 2/14/2031[2]
(Identified Cost $17,838,256)	17,880,243	$17,889,898

CORPORATE BONDS - 98.1%

Non-Convertible Corporate Bonds- 98.1%
Communication Services - 7.2%
Diversified Telecommunication Services - 1.3%
IHS Holding Ltd. (Nigeria), 6.25%, 11/29/2028[3]	19,640,000	19,677,716
Interactive Media & Services - 1.3%
Ziff Davis, Inc., 4.625%, 10/15/2030[3]	19,895,000	18,776,988
Media - 3.4%
Cable One, Inc., 4.00%, 11/15/2030[3]	18,910,000	16,030,265
Directv Financing LLC - Directv Financing Co-Obligor, Inc., 10.00%, 2/15/2031[3]	18,055,000	18,062,761
Sirius X.M. Radio LLC, 3.875%, 9/1/2031[3]	18,495,000	16,766,790
		50,859,816
Wireless Telecommunication Services - 1.2%
Millicom International Cellular S.A. (Guatemala), 4.50%, 4/27/2031[3]	19,345,000	18,295,027
Total Communication Services		107,609,547

Consumer Discretionary - 8.3%
Auto Components - 1.4%
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032[3]	21,815,000	21,777,649

Automobiles - 1.0%
Ford Motor Credit Co. LLC, 7.35%, 3/6/2030	13,565,000	14,517,601

Diversified Consumer Services - 0.6%
The ADT Security Corp., 5.875%, 10/15/2033	8,220,000	8,220,000

Hotels, Restaurants & Leisure - 2.9%
Affinity Interactive, 6.875%, 12/15/2027[3]	28,295,000	15,678,373
Carnival Corp., 5.875%, 6/15/2031[3]	13,540,000	13,885,127
SP Cruises Intermediate Ltd. (Bermuda), 11.50%, 3/14/2030[3]	14,000,000	13,271,266
		42,834,766
Household Durables - 2.4%
Adams Homes, Inc., 9.25%, 10/15/2028[3]	13,910,000	14,494,608
LGI Homes, Inc., 4.00%, 7/15/2029[3]	23,178,000	21,139,161
		35,633,769
Total Consumer Discretionary		122,983,785

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 3.0%
Consumer Staples Distribution & Retail - 1.4%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[3]	23,530,000	$21,286,330
Food Products - 1.6%
Minerva Luxembourg S.A. (Brazil), 4.375%, 3/18/2031[3]	25,105,000	22,946,302

Total Consumer Staples		44,232,632

Energy - 8.8%
Energy Equipment & Services - 2.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[3]	13,710,646	13,642,527
SESI LLC, 7.875%, 9/30/2030[3]	17,960,000	17,916,387
		31,558,914
Oil, Gas & Consumable Fuels - 6.7%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 11/30/2025 (Acquired 09/10/2020-09/24/2025, cost $10,109,041)[4]	11,220,941	10,672,688
Kinetik Holdings LP, 6.625%, 12/15/2028[3]	11,840,000	12,159,907
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/21/2024- 09/23/2024, cost $17,399,143)[4]	19,325,000	3,230,881
NGL Energy Operating LLC - NGL Energy Finance Corp., 8.375%, 2/15/2032[3]	20,900,000	21,454,976
Summit Midstream Holdings LLC, 8.625%, 10/31/2029[3]	21,175,000	21,278,647
Venture Global LNG, Inc., 9.50%, 2/1/2029[3]	27,595,000	30,425,947
		99,223,046
Total Energy		130,781,960

Financials - 30.4%
Banks - 1.6%
Popular, Inc. (Puerto Rico), 7.25%, 3/13/2028	13,545,000	14,155,678
The Bancorp, Inc., 7.375%, 9/1/2030	9,950,000	10,210,309
		24,365,987
Capital Markets - 7.0%
BGC Group, Inc., 6.60%, 6/10/2029	26,035,000	27,111,532
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance, 5.95%, 9/17/2030[3]	22,315,000	21,780,918
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 9.00%, 6/15/2030	21,820,000	21,027,868
Jane Street Group - JSG Finance, Inc., 6.75%, 5/1/2033[3]	13,325,000	13,846,630

Investment Portfolio - September 30, 2025
(unaudited)

HIGH YIELD BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
StoneX Escrow Issuer LLC, 6.875%, 7/15/2032[3]	20,255,000	$20,863,616
		104,630,564
Consumer Finance - 5.9%
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030[3]	19,380,000	20,326,287
Navient Corp., 7.875%, 6/15/2032	19,910,000	20,983,607
PRA Group, Inc., 8.875%, 1/31/2030[3]	22,035,000	22,742,408
SLM Corp., 6.50%, 1/31/2030	22,390,000	23,338,881
		87,391,183
Financial Services - 8.7%
Burford Capital Global Finance LLC, 7.50%, 7/15/2033[3]	21,175,000	21,578,847
Clear Street Holdings LLC, 8.00%, 9/30/2030[3]	14,000,000	13,937,421
Encore Capital Group, Inc., 6.625%, 4/15/2031[3]	22,655,000	22,581,691
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/2027[3]	16,690,000	16,691,007
PHH Escrow Issuer LLC - PHH Corp., 9.875%, 11/1/2029[3]	15,940,000	16,152,464
Provident Funding Associates LP - PFG Finance Corp., 9.75%, 9/15/2029[3]	13,100,000	13,857,212
UWM Holdings LLC, 6.625%, 2/1/2030[3]	16,450,000	16,734,766
Velocity Portfolio Group, Inc., 9.75%, 3/1/2033 (Acquired 02/07/2025, cost $7,000,000)[4]	7,000,000	7,170,678
		128,704,086
Insurance - 4.7%
APH Somerset Investor 2 LLC - APH2 Somerset Investor 2 LLC - APH3 Somerset Investor, 7.875%, 11/1/2029[3]	28,095,000	29,314,471
F&G Annuities & Life, Inc., 6.50%, 6/4/2029	19,055,000	19,878,433
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	19,525,000	20,644,238
		69,837,142
Mortgage Real Estate Investment Trusts (REITS) - 2.5%
Arbor Realty SR, Inc., 9.00%, 10/15/2027[3]	6,000,000	5,944,685
7.875%, 7/15/2030[3]	15,605,000	16,409,307
Starwood Property Trust, Inc., 5.25%, 10/15/2028[3]	12,921,000	12,922,698
5.75%, 1/15/2031[3]	2,370,000	2,363,374
		37,640,064
Total Financials		452,569,026

Health Care - 12.4%
Health Care Equipment & Supplies - 0.9%
Teleflex, Inc., 4.25%, 6/1/2028[3]	13,585,000	13,265,883

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services - 6.0%
AdaptHealth LLC, 4.625%, 8/1/2029[3]	22,175,000	$21,062,559
Owens & Minor, Inc., 6.625%, 4/1/2030[3]	31,651,000	26,096,489
Prime Healthcare Services, Inc., 9.375%, 9/1/2029[3]	19,985,000	20,790,688
Radiology Partners, Inc., 8.50%, 7/15/2032[3]	20,480,000	21,301,809
		89,251,545
Life Science Tools & Service - 1.4%
Star Parent, Inc., 9.00%, 10/1/2030[3]	19,750,000	20,918,736
Pharmaceuticals - 4.1%
Amneal Pharmaceuticals LLC, 6.875%, 8/1/2032[3]	10,745,000	11,121,892
Harrow, Inc., 8.625%, 9/15/2030[3]	20,660,000	21,483,558
Organon & Co. - Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/2031[3]	32,875,000	28,764,520
		61,369,970
Total Health Care		184,806,134

Industrials - 11.5%
Commercial Services & Supplies - 3.1%
CoreCivic, Inc., 4.75%, 10/15/2027	17,353,000	17,154,252
Matthews International Corp., 8.625%, 10/1/2027[3]	15,350,000	15,881,849
Prime Security Services Borrower LLC - Prime Finance, Inc., 3.375%, 8/31/2027[3]	13,288,000	12,914,838
		45,950,939
Electrical Equipment - 1.2%
Atkore, Inc., 4.25%, 6/1/2031[3]	20,220,000	18,863,980
Ground Transportation - 1.0%
Beacon Mobility Corp., 7.25%, 8/1/2030[3]	14,120,000	14,690,741
Machinery - 0.4%
Mueller Water Products, Inc., 4.00%, 6/15/2029[3]	5,884,000	5,669,065
Marine Transportation - 3.3%
Contships Logistics Corp. (Greece), 9.00%, 2/11/2030	14,750,000	14,909,600
International Seaways, Inc., 7.125%, 9/23/2030	21,500,000	21,383,681
Navios South American Logistics, Inc. (Uruguay), 8.875%, 7/14/2030[3]	12,800,000	13,330,563
		49,623,844
Passenger Airlines - 2.2%
American Airlines, Inc. - AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029[3]	20,330,000	20,411,501
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	8,483,327	8,451,194

Investment Portfolio - September 30, 2025
(unaudited)

HIGH YIELD BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines (continued)
United Airlines Pass-Through Trust, (continued) Series 2019-2, Class B, 3.50%, 5/1/2028	3,571,944	$3,452,896
		32,315,591
Trading Companies & Distributors - 0.3%
Airborne Capital USA LLC, 10.50%, 8/2/2029	5,000,000	4,158,674
Total Industrials		171,272,834

Information Technology - 1.0%
Communications Equipment - 1.0%
Connect Finco S.A.R.L - Connect U.S. Finco LLC (United Kingdom), 9.00%, 9/15/2029[3]	13,535,000	14,225,291
Materials - 9.6%
Chemicals - 1.2%
Cerdia Finanz GmbH (Germany), 9.375%, 10/3/2031[3]	16,640,000	17,618,642
Containers & Packaging - 2.4%
Graphic Packaging International LLC, 3.50%, 3/15/2028[3]	14,898,000	14,396,406
OI European Group B.V., 4.75%, 2/15/2030[3]	22,185,000	21,177,765
		35,574,171
Metals & Mining - 4.8%
ACG Holdco 1 plc (United Kingdom), 14.75%, 1/13/2029	16,000,000	17,418,525
Alcoa Nederland Holding B.V., 4.125%, 3/31/2029[3]	11,264,000	10,902,459
Endeavour Mining plc (Côte d’Ivoire), 7.00%, 5/28/2030[3]	20,540,000	21,187,894
Nickel Industries Ltd. (Indonesia), 9.00%, 9/30/2030[3]	22,065,000	22,406,175
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/15/2020, cost $1,518,841)[4,5]	6,535,000	66
		71,915,119
Paper & Forest Products - 1.2%
Magnera Corp., 7.25%, 11/15/2031[3]	19,460,000	18,317,895

Total Materials
		143,425,827
Real Estate - 2.1%
Industrial REITs - 0.4%
IIP Operating Partnership LP, 5.50%, 5/25/2026	5,455,000	5,402,032

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development - 1.4%
Five Point Operating Co. LP, 8.00%, 10/1/2030[3]	21,410,000	$21,729,181

Specialized REITs - 0.3%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021- 07/08/2022, cost $4,114,250)[4]	4,355,000	4,338,561

Total Real Estate		31,469,774

Utilities - 3.8%
Electric Utilities - 2.3%
Alexander Funding Trust II, 7.467%, 7/31/2028[3]	12,540,000	13,408,106
Atlantica Sustainable Infrastructure Ltd. (Spain), 4.125%, 6/15/2028[3]	21,326,000	20,836,357
		34,244,463
Independent Power and Renewable Electricity Producers - 1.5%
TerraForm Power Operating LLC, 4.75%, 1/15/2030[3]	22,487,000	21,734,537
Total Utilities		55,979,000

TOTAL CORPORATE BONDS
(Identified Cost $1,463,447,787)		1,459,355,810

ASSET-BACKED SECURITIES - 0.2%

Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.716%, 2/15/2031[3]
(Identified Cost $3,168,837)	3,168,838	3,187,886

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.158%, 7/25/2029 (Acquired 07/24/2023, cost $181,192)[2,4]
(Identified Cost $181,192)	181,192	181,175

SHORT-TERM INVESTMENT - 3.3%

Dreyfus Government Cash Management, Institutional Shares, 4.04%[6]
(Identified Cost $48,641,585)	48,641,585	48,641,585

TOTAL INVESTMENTS - 102.8%
(Identified Cost $1,533,277,657)		1,529,256,354
LIABILITIES, LESS OTHER ASSETS - (2.8%)		(42,139,644)
NET ASSETS - 100%		$1,487,116,710

Investment Portfolio - September 30, 2025
(unaudited)

REIT - Real Estate Investment Trust

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of September 30, 2025.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2025 was $1,164,711,821, which represented 78.3% of the Series’ Net Assets.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2025 was $25,594,049, or 1.7% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Rate shown is the current yield as of September 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$17,889,898	$—	$17,889,898	$—
Corporate debt:
Communication Services	107,609,547	—	107,609,547	—
Consumer Discretionary	122,983,785	—	122,983,785	—
Consumer Staples	44,232,632	—	44,232,632	—
Energy	130,781,960	—	130,781,960	—
Financials	452,569,026	—	452,569,026	—
Health Care	184,806,134	—	184,806,134	—
Industrials	171,272,834	—	171,272,834	—
Information Technology	14,225,291	—	14,225,291	—
Materials	143,425,827	—	143,425,827	—
Real Estate	31,469,774	—	31,469,774	—
Utilities	55,979,000	—	55,979,000	—
Asset-backed securities	3,187,886	—	3,187,886	—
Commercial mortgage-backed securities	181,175	—	181,175	—
Short-Term Investment	48,641,585	48,641,585	—	—
Total assets	$1,529,256,354	$48,641,585	$1,480,614,769	$—

There were no Level 3 securities held by the Series as of December 31, 2024 or September 30, 2025.

Investment Portfolio - September 30, 2025

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.